Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2021 and 2020, are summarized in the following table:

(CAD$ in millions)	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$790	$—	$—	$790	$313	$—	$—	$313
Marketable equity securities	41	—	47	88	64	—	38	102
Debt securities	104	—	1	105	88	—	2	90
Settlement receivables	—	1,126	—	1,126	—	949	—	949
Derivative instruments and embedded derivatives	—	78	—	78	—	96	—	96
	$935	$1,204	$48	$2,187	$465	$1,045	$40	$1,550

Financial liabilities
Derivative instruments and embedded derivatives	$—	$158	$—	$158	$—	$32	$—	$32
Settlement payables	—	39	—	39	—	61	—	61
	$—	$197	$—	$197	$—	$93	$—	$93

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2021 and 2020, are summarized in the following table:

(CAD$ in millions)	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$790	$—	$—	$790	$313	$—	$—	$313
Marketable equity securities	41	—	47	88	64	—	38	102
Debt securities	104	—	1	105	88	—	2	90
Settlement receivables	—	1,126	—	1,126	—	949	—	949
Derivative instruments and embedded derivatives	—	78	—	78	—	96	—	96
	$935	$1,204	$48	$2,187	$465	$1,045	$40	$1,550

Financial liabilities
Derivative instruments and embedded derivatives	$—	$158	$—	$158	$—	$32	$—	$32
Settlement payables	—	39	—	39	—	61	—	61
	$—	$197	$—	$197	$—	$93	$—	$93